Cover	May 04, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 04, 2023
Entity Registrant Name	Uniti Group Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36708
Entity Tax Identification Number	46-5230630
Entity Address, Address Line One	2101 Riverfront Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72202
City Area Code	501
Local Phone Number	850-0820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UNIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001620280
Amendment Flag	true
Amendment Description	Earlier today, May 4, 2023, Uniti Group Inc. issued a press release announcing its financial results for the quarter ended March 31, 2023, a copy of which was furnished with a Current Report on Form 8-K filed with the Securities and Exchange Commission (the “Original Report”). This Form 8-K/A (the “Amendment”) amends the Original Report and is being filed solely to correct a typographical error in the press release attached as Exhibit 99.1 to the Original Report. In the “Updated Full Year 2023 Outlook” section of the press release, the range of projected AFFO (as defined therein) has been updated to $373 million to $393 million. Except for the foregoing, the Amendment does not modify or update any disclosure contained in the Original Report or its exhibits, but for ease of reference, this Amendment restates in its entirety the press release, as amended.